SCHEDULE OF WARRANT EXERCISABLE (Details) - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 12, 2022	Jul. 22, 2022	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants, Exercise Price					$ 19.50
Minimum [Member]
Warrants, Exercise Price		$ 5.50	$ 7.52
Maximum [Member]
Warrants, Exercise Price		$ 7.52	$ 19.50
Warrant [Member]
Warrants, Exercise Price	$ 5.73			$ 19.77		$ 0.327	$ 0.795
Warrants, Shares Outstanding	9,789,048			2,752,941		8,403,603	11,141,255
Warrants, Weighted Avg. Remaining Life	4 years 4 months 17 days
Warrants, Exercisable	9,789,048			2,752,941
Warrant [Member] | Exercise Price 1 [Member]
Warrants, Exercise Price	$ 0.12
Warrants, Shares Outstanding	834
Warrants, Weighted Avg. Remaining Life	3 months 29 days
Stock Exercisable	834
Warrants, Exercisable				834
Warrant [Member] | Exercise Price 2 [Member]
Warrants, Shares Outstanding	9,756,876
Warrants, Weighted Avg. Remaining Life	4 years 4 months 20 days
Stock Exercisable	9,756,876
Warrants, Exercisable				2,714,351
Warrant [Member] | Exercise Price 2 [Member] | Minimum [Member]
Warrants, Exercise Price	$ 5.50
Warrant [Member] | Exercise Price 2 [Member] | Maximum [Member]
Warrants, Exercise Price	$ 7.82
Warrant [Member] | Exercise Price 3 [Member]
Warrants, Shares Outstanding	30,921
Warrants, Weighted Avg. Remaining Life	2 months 19 days
Stock Exercisable	30,921
Warrants, Exercisable				37,339
Warrant [Member] | Exercise Price 3 [Member] | Minimum [Member]
Warrants, Exercise Price	$ 22.50
Warrant [Member] | Exercise Price 3 [Member] | Maximum [Member]
Warrants, Exercise Price	60.00
Warrant [Member] | Exercise Price 4 [Member]
Warrants, Exercise Price	$ 120.00
Warrants, Shares Outstanding	417
Warrants, Weighted Avg. Remaining Life	3 months
Stock Exercisable	417
Warrants, Exercisable				417